Filed with the Securities and Exchange Commission on December 6, 2018

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 862	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 864	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Numbers, Including Area Code) (414) 765-6872

Emily R. Enslow, Vice President and Secretary
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment ("PEA") No. 862 to the Advisors Series Trust's (the "Trust") Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust's PEA No. 860 on Form N-1A filed November 28, 2018.  This PEA No. 862 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 860 to the Trust's Registration Statement for its series: O'Shaughnessy All Cap Core Fund, O'Shaughnessy Enhanced Dividend Fund, O'Shaughnessy Small/Mid Cap Growth Fund, O'Shaughnessy Market Leaders Value Fund and O'Shaughnessy Small Cap Value Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 862 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 862 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 6th day of December, 2018.

Advisors Series Trust

By:/s/ Emily R. Enslow
Emily R. Enslow
Vice President, Secretary and
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 862 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	December 6, 2018
Gail S. Duree

David G. Mertens*	Trustee	December 6, 2018
David G. Mertens

George Rebhan*	Trustee	December 6, 2018
George Rebhan

Raymond B. Woolson*	Trustee	December 6, 2018
Raymond B. Woolson

Joe D. Redwine*	Trustee	December 6, 2018
Joe D. Redwine

/s/ Cheryl L. King	Treasurer and Principal	December 6, 2018
Cheryl L. King	Financial Officer

/s/ Emily R. Enslow	Vice President, Secretary	December 6, 2018
Emily R. Enslow	and Principal Executive Officer

*By: /s/ Emily R. Enslow		December 6, 2018
Emily R. Enslow Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE